[MHM Draft (FINAL): September 28, 2012]

[Translation]

SEMI-ANNUAL REPORT
(During the 52nd Term)

From: January 1, 2012
To: June 30, 2012

To: Director of Kanto Local Finance Bureau

Filing Date: September 28, 2012

Name of the Fund:	VANGUARD SMALL-CAP INDEX FUND

Name of the Registrant Trust:	VANGUARD INDEX FUNDS

Name of Trustees:	F. William McNabb III,
Chairman

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Nobuharu Onishi

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
are available for Public Inspection

Not applicable.

1. STATUS OF INVESTMENT PORTFOLIO

(1) Diversification of Investment Portfolio

- VANGUARD SMALL-CAP INDEX FUND (Includes All Share Classes)
(hereinafter referred to as the "Fund")

[See exhibit]

Note 1:	Total Net Assets for Investor Shares = $[ 3,819,746,543]as of the end of July 2012.
Note 2:	Investment ratio is calculated by dividing each asset at its market value by the total
Net Asset Value of the Fund. The same applies hereinafter.
Note 3:	The Yen amount is translated for convenience at the rate of $1.00 = ¥ [ ] (the mean of the exchange rate quotations by The Bank of Tokyo UFJ - Mitsubishi, Ltd.
for buying and selling spot U.S. Dollars by telegraphic transfer against Yen on July
31, 2012). The same applies hereafter.
Note 4:	Since Shares are denominated in U.S. Dollars, the amounts appearing hereafter are all Dollar amounts unless otherwise specifically indicated.
Note 5:	In this document, money amounts and percentages have been rounded. Therefore, there are cases in which the amount of the “total column” is not equal to the aggregate amount. Also, translation into Yen is made simply by multiplying the corresponding amount by the conversion rate specified and rounded up when necessary. As a result, in this document, there are cases in which Japanese Yen figures for the same information differ from each other.

(2) Results of Past Operations

(i) Record of Changes in Net Assets

Record of changes in net assets during the one- year period up to and including the end of

July 2012 at each end of the month is as follows.

- VANGUARD SMALL-CAP INDEX FUND – INVESTOR SHARES

[See exhibit]

(ii) Record of Distributions Paid

Amount of distributions per Share for each month from August 2011 to July 2012 are shown below.

- VANGUARD SMALL-CAP INDEX FUND - INVESTOR SHARES

[See exhibit]

(iii) Record of Changes in Annual Return

Period	Annual Return
August 1, 2011 to July 31, 2012	[1.37] %

Note: Annual Return (%) = 100 x (a-b) / b

a = the Net Asset Value per share on July 31, 2012, including total amount of distributions made during the above period.

b = the Net Asset Value per share after distribution on July 31, 2011.

(3) Miscellaneous

(i) Total Return

Total Return reflects past performance and doesn’t indicate future performance. The price of shares, yield and return by the actual investment may fluctuate, when investors sell the units,

they may get gain or loss. The annual average return includes the fluctuation of the price of the shares, distribution and capital gains.

(As of the end of July 2012)
past 1 month	past 1 year	past 3 years	past 5 years	past 10 years	since the establishment*
[-0.82]%	[1.45]%	[15.76]%	[2.79]%	[9.66]%	[10.31]%
* The date of the establishment is October 3, 1960.

(ii) annual performance

Year	Capital Return	Income Return	Total Return
2011	-3.94	1.14	-2.80
2010	26.41	1.31	27.72
2009	34.76	1.36	36.12
2008	-37.38	1.31	-36.07
2007	-0.12%	1.28%	1.16%
2006	14.38%	1.26%	15.64%
2005	6.30%	1.06%	7.36%
2004	18.72%	1.18%	19.90%
2003	44.32%	1.31%	45.63%
2002	-20.99%	0.97%	-20.02%
2001	1.95%	1.15%	3.10%
2000	-3.88%	1.21%	-2.67%
1999	21.79%	1.34%	23.13%
1998	-3.97%	1.36%	-2.61%
1997	23.18%	1.41%	24.59%
1996	16.63%	1.48%	18.12%

(iii) monthly performance

	Net Asset		Net Asset		Net Asset		Net Asset
	Value in		Value in		Value in		Value in
	dollar (%)		dollar (%)		dollar (%)		dollar (%)
June, 1990	0.27	April, 1992	-3.04	February,	-0.37	December,	2.81
				1994		1995
July, 1990	-4.27	May, 1992	1.18	March, 1994	-5.07	January,	0.16
						1996
August,	-12.91	June, 1992	-4.80	April, 1994	0.72	February,	3.43
1990						1996
September,	-8.85	July, 1992	3.58	May, 1994	-0.84	March, 1996	1.87
1990
October,	-5.96	August, 1992	-2.44	June, 1994	-3.26	April, 1996	5.59
1990
November,	7.84	September,	1.69	July, 1994	1.75	May, 1996	3.93
1990		1992
December,	4.54	October,	3.17	August, 1994	5.50	June, 1996	-3.79
1990		1992
January,	8.58	November,	6.98	September,	-0.31	July, 1996	-8.45
1991		1992		1994
February,	11.38	December,	3.36	October,	-0.38	August, 1996	5.94
1991		1992		1994
March,	6.91	January,	3.77	November,	-3.92	September,	3.76
1991		1993		1994		1996
April, 1991	-0.44	February,	-1.85	December,	2.57	October,	-1.45
		1993		1994		1996
May, 1991	4.36	March, 1993	3.07	January,	-1.00	November,	4.36
				1995		1996
June, 1991	-5.45	April, 1993	-2.84	February,	3.64	December,	2.41
				1995		1996
July, 1991	3.69	May, 1993	4.25	March, 1995	2.15	January,	2.27
						1997
August,	4.08	June, 1993	0.27	April, 1995	2.23	February,	-2.46
1991						1997
September,	0.42	July, 1993	0.93	May, 1995	1.87	March, 1997	-4.74
1991
October,	2.74	August, 1993	4.23	June, 1995	4.95	April, 1997	0.37
1991
November,	-4.94	September,	2.85	July, 1995	5.82	May, 1997	11.08
1991		1993
December,	8.05	October,	2.59	August, 1995	2.15	June, 1997	5.24
1991		1993
January,	7.96	November,	-2.88	September,	1.72	July, 1997	5.43
1992		1993		1995
February,	3.50	December,	3.29	October,	-4.34	August, 1997	2.24
1992		1993		1995
March,	-3.38	January,	3.64	November,	3.93	September,	7.26
1992		1994		1995		1997
October,	-4.42	August,	-3.79	June, 2001	4.19	April,	9.36
1997		1999				2003

November,	-0.52	September,	-0.14	July, 2001	-5.31	May, 2003	9.54
1997		1999
December,	1.66	October,	0.37	August, 2001	-3.23	June, 2003	2.01
1997		1999
January,	-1.60	November,	5.98	September,	-13.47	July, 2003	5.36
1998		1999		2001
February,	7.49	December,	11.46	October,	5.79	August, 2003	4.83
1998		1999		2001
March,	4.15	January,	-1.69	November,	7.75	September,	-1.64
1998		2000		2001		2003
April, 1998	0.50	February,	16.51	December,	6.05	October,	8.11
		2000		2001		2003
May, 1998	-5.36	March, 2000	-6.69	January,	-1.06	November,	3.77
				2002		2003
June, 1998	-0.16	April, 2000	-5.96	February,	-2.70	December,	2.40
				2002		2003
July, 1998	-7.98	May, 2000	-5.78	March, 2002	8.02	January,	3.94
						2004
August,	-19.29	June, 2000	9.29	April,	0.92	February,	1.36
1998				2002		2004
September,	7.53	July, 2000	-3.38	May,	-4.33	March, 2004	1.18
1998				2002
October,	4.21	August, 2000	7.60	June,	-4.52	April, 2004	-4.77
1998				2002
November,	5.31	September,	-2.98	July,	-15.05	May, 2004	1.92
1998		2000		2002
December,	6.23	October,	-4.34	August, 2002	-0.25	June, 2004	4.06
1998		2000
January,	1.23	November,	-10.27	September,	-7.20	July, 2004	-5.88
1999		2000		2002
February,	-8.11	December,	8.61	October,	3.21	August, 2004	-0.35
1999		2000		2002
March,	1.48	January,	5.25	November,	8.88	September,	4.21
1999		2001		2002		2004
April, 1999	8.87	February,	-6.60	December,	-5.59	October,	2.23
		2001		2002		2004
May, 1999	1.67	March, 2001	-4.87	January,	-2.75	November,	7.57
				2003		2004
June, 1999	5.83	April, 2001	7.76	February,	-3.02	December,	3.62
				2003		2004
July,	-2.24	May, 2001	2.45	March,	1.22
1999				2003

January,	-3.58	January,	7.85	January,	2.39	January,	-6.23
2005		2006		2007		2008
February,	2.09	February,	-0.16	February,	-0.12	February,	-2.65
2005		2006		2007		2008
March,	-2.26	March,	4.18	March,	1.22	March,	-0.54
2005		2006		2007		2008
April,	-4.61	April,	0.03	April,	2.67	April,	5.48
2005		2006		2007		2008
May,	6.17	May, 2006	-4.94	May, 2007	4.41	May, 2008	5.16
2005
June,	3.52	June, 2006	0.20	June, 2007	-1.60	June, 2008	-8.90
2005
July,	6.25	July, 2006	-3.31	July, 2007	-5.76	July, 2008	1.67
2005
August,	-1.67	August,	2.27	August,	-1.34	August,	3.13
2005		2006		2007		2008
September	0.71	September,	0.86	September,	2.15	September,	-9.41
2005		2006		2007		2008
October,	-3.23	October,	5.20	October,	2.62	October,	-21.56
2005		2006		2007		2008
November	4.61	November,	3.10	November,	-6.79	November,	-11.45
2005		2006		2007		2008
December	-0.06	December,	0.01	December,	-1.96	December,	5.58
2005		2006		2007		2008

January,	-10.25	January,	-3.35	January,	0.86	January,	6.95
2009		2010		2011		2012
February,	-11.96	February,	4.97	February,	5.34	February,	3.19
2009		2010		2011		2012
March,	-9.48	March,	8.07	March,	2.41	March,	2.28
2009		2010		2011		2012
April,	18.25	April,	5.54	April,	2.94	April,	-0.93
2009		2010		2011		2012
May,	3.74	May, 2010	-7.80	May, 2011	-2.00	May, 2012	-6.78
2009
June,	1.16	June, 2010	-7.57	June, 2011	-2.02	June,	4.51
2009						2012
July,	9.68	July, 2010	7.16	July, 2011	-3.72	July, 2012	-0.82
2009
August,	4.46	August,	-6.61	August,	-8.31
2009		2010		2011
September	6.34	September,	11.98	September,	-11.00
2009		2010		2011
October,	-6.64	October,	4.08	October,	15.26
2009		2010		2011
November	3.33	November,	3.07	November,	-0.41
2009		2010		2011
December	6.84	December,	6.63	December,	-0.95
2009		2010		2011

(iv) The contents of the portfolio (as of the end of July 2012)

The number of the shares	[1,741]
The average market capitalization	$[1.6 ] Billion Dollars
PER	[21.3] x
PBR	[1.8] x
ROE	[ 9.2] %
The rate of gain	[4.8] %
The fluctuation of sell and purchase	[17.5] %
Cash ratio	[0] %

(v) Risk analysis (as of the end of July 2012)
R Squared	1.00
Beta	1.00

Note 1	R Squared and Beta are calculated from trailing 36-month fund returns relative to the Spliced Small-Cap Index. The Spliced Small-Cap Index reflects performance of the Russell 2000 Index through May 16, 2003, and performance of the MSCI® US
Small-Cap 1750 Index thereafter.

Note 2	“R Squared” is a measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by the fund’s target index benchmark and by an overall market index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-Squared would be 1.00. If the fund’s returns bore no relationship with the index’s returns, its R-Squared would be 0.

Note 3	“Beta” is a measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of the fund’s target index benchmark and an overall market index. Each index is assigned a Beta of 1.00. Compared with a given index, a fund with a Beta of 1.20 would have seen its share price rise or fall by 12%
when the index rose or fell by 10%. However, a fund’s beta should be reviewed in conjunction with its R-squared. The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable the beta is as an indicator of volatility.

3 RECORD OF SALES AND REPURCHASE

Record of sales and repurchase during the following period and number of outstanding

Shares of the Fund as of the end of July 2012 are as follows:

Small-Cap Index Fund - Investor Shares

August 1, 2011- July 31, 2012

Number of
Units			Number of Units	Number of Units
Outstanding		Number of Units	Repurchased	Outstanding
Previous year		Sold (in thousands)	(in thousands)	(in thousands)
A		B	C	= A + B - C
131,025	U.S Figures	[22,515]	[47,638]	[105,902]
192,249	Sales in Japan	(13,210)	(16,776)	(188,683)

Note : The figures in parentheses show those sold, repurchased and outstanding in Japan.

3. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Translation of Unaudited Semi-annual Accounts will be incorporated.]

4. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

Not applicable.

(2) Description of Business and Outline of Operation

The Trust may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any security, and the exercise of all rights directly or indirectly pertaining to the Fund’s assets. The Trust has retained The Vanguard

Group, Inc., as Investment Management Company and Transfer and Dividend Paying

Agent; and JP Morgan Chase Bank, as Custodian, to hold the assets of the Fund in custody.

(3) Miscellaneous

     There are no known facts, such as legal proceedings, which are expected to materially affect the Fund and/or the Investment Management Company within the six-month period preceding the filing of this Semi-annual Report.

5. FINANCIAL CONDITIONS OF THE MANAGEMENT COMPANY

Not Applicable.

[Translation]

Filed Document:	Amendment to Securities Registration Statement

Document was filed with:	Director of Kanto Local Finance Bureau

Filing Date:	September 28, 2012

Name of the Issuer:	VANGUARD INDEX FUNDS

Name of Representative:	F. William McNabb III
Chairman

Address of Principal Office:	100 Vanguard Boulevard,
Malvern, Pennsylvania 19355
U.S.A.

Name and Title of Registration Agent:	Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Ken Miura
Nobuharu Onishi
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building,
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Offering or Sale for Registration

Name of the Fund Making	VANGUARD INDEX FUNDS
Offering or Sale of Foreign	VANGUARD SMALL-CAP INDEX FUND
Investment Fund Securities:

Aggregate Amount of Foreign	The approximate amount of the limit: U.S. $1.0
billion
Investment Fund Securities to be	(approximately ¥ 78.2billion))
Offered or Sold:

Note :	The Yen amount is translated for convenience at the rate of $1.00 = ¥ 78.17 (the mean of the exchange rate quotations by The Bank of Tokyo – Mitsubishi UFJ, Ltd.
for buying and selling spot Dollars by telegraphic transfer against Yen on July 31,
2012).

Place for public inspection: Not Applicable

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION

STATEMENT:

This statement purports to amend and update the relevant information of the Securities
Registration Statement ("SRS") filed on June 29, 2012 due to the fact that the aforementioned Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS

(1) Amendments by filing the Semi-annual Report

PART II. INFORMATION CONCERNING THE FUND

The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

Before amendment		After amendment
[Original Japanese SRS]		[Aforementioned Semi-annual Report]
Part II INFORMATION
CONCERNING THE FUND
I.	Description of the Fund	I.	Status of Investment Portfolio
5.	Status of Investment Portfolio
(1)	Diversification of Investment	(1)	Diversification of Investment
	Portfolio		Portfolio

(3)	Results of Past Operations	(2)	Results of Past Operations
(a)	Record of Changes in Net Assets a.		Record of Changes in Net Assets
	(Regarding the amounts as at the end		(Regarding the amounts as at the
	of each month during one-year		end of each month during one-
	period from, and including, the		year period from, and including,
	latest relevant date appertaining		the latest relevant date
	to the filing date of the original		appertaining to the filing date of
	Japanese SRS)		the aforementioned Semi-annual
Report)
(b)	Record of Distributions Paid		b. Record of Distributions Paid
	(Regarding the amounts as at the end		(Regarding the amounts as at the end
	of each month during one-year period		of each month during one-year period
	from, and including the latest relevant		from, and including the latest relevant
	date of the aforementioned		date of the aforementioned
	Semi-annual Report)		Semi-annual Report)
(c)	Record of Changes in Annual Return		c. Record of Changes in Earnings
Ratio

(Add the Earnings Ratio for the period
of aforementioned Semi-annual Report)
(d)	Miscellaneous	d.	Miscellaneous

(4)	Record of Sales and Repurchase	II.	Record of Sales and Repurchase
(Add the Record of Sales and
Repurchase during one-year period
from and including the latest relevant
date of the aforementioned
Semi-annual Report)

With respect to “III. Financial Conditions of the Fund” in the original SRS, “III. Outline of the Financial Conditions of the Fund” in the aforementioned Semi-annual Report is added to the original SRS.

(2) Other amendments: